Financial Instruments - Summary of Earnings Impact of (Gain) Loss from Risk Management Positions (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Disclosure of detailed information about financial instruments [line items]
(Gain) Loss on Risk Management	$ 72	$ (28)	$ 89	$ 1,540
Realized (Gain) Loss
Disclosure of detailed information about financial instruments [line items]
(Gain) Loss on Risk Management	0	(10)	1	1,628
Unrealized (Gain) Loss on Risk Management
Disclosure of detailed information about financial instruments [line items]
(Gain) Loss on Risk Management	$ 72	$ (18)	$ 88	$ (88)